Financing Expenses (Income), Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Financing expenses:
Financing expenses arising from liability to the IIA	₪ 273		₪ 129
Bank and other fees	32		61	₪ 51
Other finance cost	75
Exchange rate differences			158
Total financing expenses	380	$ 110	441	51
Financing income:
Interest income on cash equivalents and deposits				1
Remeasurement of financial instruments	35
Foreign exchange gains	218			214
Total financing income	253	74	93	215
Financial expenses, net	₪ 127	$ 36	₪ 348	₪ (164)